SUBSEQUENT EVENTS	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 26, 2021, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

As disclosed in the Company’s Current Report on Form 8-K as filed with the SEC on May 24, 2021, the Company determined that it had incorrectly classified the public warrants and private placement warrants (including the warrants underlying the Novator private placement units) issued in connection with the Company’s Initial Public Offering and concurrent private placements as equity instruments in the previously issued financial statements as of March 8, 2021 included in the Company’s current report on Form 8-K filed with the SEC on March 10, 2021 (the “ Original Financial Statements”). As a result, such warrants have been recorded as liabilities on the balance sheet and measured at fair value at inception and on a recurring basis in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the statement of operations. The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

On May 10, 2021, as a result of the underwriters’ election to partially exercise their over-allotment option, a total of 249,928 Founder Shares were irrevocably surrendered for cancellation and nil consideration.

On May 11th, 2021, Better HoldCo, Inc. (“Better”), one of the fastest-growing digital homeownership platforms in the U.S., and the Company announced that they have entered into a definitive merger agreement that will transform Better into a publicly-listed company. This transaction reflects an implied equity value for Better of approximately $6.9 billion and a post-money equity value of approximately $7.7 billion.

As part of this transaction, SB Management Limited (“SoftBank”), a subsidiary of SoftBank Group Corp., will participate by committing to a $1.5 billion private investment in public equity (“PIPE”) upon closing of the transaction. The Company’s sponsor, Novator Capital, will invest $200M through the PIPE, by taking up a portion of SoftBank’s commitment, and also has committed to backstop any redemptions by Aurora shareholders of funds in its trust account, substantially increasing transaction completion certainty. Also participating in the PIPE is current Better investor, Activant Capital. Subject to customary closing conditions, the transaction is expected to close in the fourth quarter of 2021.

On May 11th, the Company issued an unsecured promissory note (the “Note”) to the Sponsor (“Payee”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The Note was non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. Effective as of the date hereof, this Note amends and restates in its entirety that certain Promissory Note dates as of December 9, 2020 (the “Prior Note”) issued by the Company to the Payee in the principal amount of $300,000.

On May 10th, 2021, Khurram Kayni of Novator Capital (Sponsor) was appointed as General Counsel and Compliance Officer.

NOTE 8—SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All per share amounts have been retroactively restated to reflect the share transactions (see Note 5).